   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 29, 1998


                                                 SECURITIES ACT FILE NO. 2-78702
                                        INVESTMENT COMPANY ACT FILE NO. 811-3534
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]

                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                        POST-EFFECTIVE AMENDMENT NO. 18                      [X]
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [X]
                                AMENDMENT NO. 21                             [X]
                        (Check appropriate box or boxes)

                            ------------------------

                                 MERRILL LYNCH
                           U.S.A. GOVERNMENT RESERVES
               (Exact Name of Registrant as Specified in Charter)

              800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY 08536
                    (Address of Principal Executive Offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (609) 282-2800

                                 ARTHUR ZEIKEL
                    MERRILL LYNCH U.S.A. GOVERNMENT RESERVES
                             800 SCUDDERS MILL ROAD
                             PLAINSBORO, NEW JERSEY
        MAILING ADDRESS: P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                    (Name and Address of Agent for Service)

                                   Copies to:

        Counsel for the Fund:
          BROWN & WOOD LLP                                    Michael J. Hennewinkel, Esq.
       One World Trade Center                                MERRILL LYNCH ASSET MANAGEMENT
    New York, New York 10048-0557                                    P.O. Box 9011
Attention: Thomas R. Smith, Jr., Esq.                       Princeton, New Jersey 08543-9011

                           Thomas D. Jones, III, Esq.
                         MERRILL LYNCH ASSET MANAGEMENT
                                 P.O. Box 9011
                        Princeton, New Jersey 08543-9011

                            ------------------------

   It is proposed that this filing will become effective (check appropriate box)


       [X] immediately upon filing pursuant to paragraph (b)


       [ ] on (date) pursuant to paragraph (b)

       [ ] 60 days after filing pursuant to paragraph (a)(1)
       [ ] on (date) pursuant to paragraph (a)(1)
       [ ] 75 days after filing pursuant to paragraph (a)(2)
       [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

   If appropriate, check the following box:

       [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------

 TITLE OF SECURITIES BEING REGISTERED: SHARES OF BENEFICIAL INTEREST, PAR VALUE
                                $.10 PER SHARE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    Prospectus


                                                            [MERRILL LYNCH LOGO]

                              Merrill Lynch U.S.A. Government Reserves

                    [MERRILL LYNCH ARTWORK]

                                                            December 29, 1998


                    This Prospectus contains information you should know before investing, including information about risks. please read it before you invest and keep it for future reference.

                    The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. any representation to the contrary is a criminal offense.

                             Table  of  Contents


                                                             PAGE


[KEY FACTS ICON]
KEY FACTS
-----------------------------------------------------------------
Merrill Lynch U.S.A. Government Reserves at a Glance........    3
Risk/Return Bar Chart.......................................    5
Fees and Expenses...........................................    6


[DETAILS ABOUT THE FUND ICON]
DETAILS ABOUT THE FUND
-----------------------------------------------------------------
How the Fund Invests........................................    7
Investment Risks............................................    8


[YOUR ACCOUNT ICON]
YOUR ACCOUNT
-----------------------------------------------------------------
How to Buy, Sell and Transfer Shares........................    9
How Shares are Priced.......................................    9
Dividends and Taxes.........................................   13


[MANAGEMENT OF THE FUND ICON]
MANAGEMENT OF THE FUND
-----------------------------------------------------------------
Merrill Lynch Asset Management..............................   14
Financial Highlights........................................   15


[FOR MORE INFORMATION ICON]
FOR MORE INFORMATION
-----------------------------------------------------------------
Shareholder Reports....................................Back Cover
Statement of Additional Information....................Back Cover


MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

[KEY FACTS ICON] Key Facts

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

SHORT-TERM SECURITIES -- securities with maturities of not more than 762 days (25 months).

DIRECT U.S. GOVERNMENT OBLIGATIONS -- issued or have their principal and interest guaranteed and backed by the full faith and credit of the United States.

REPURCHASE AGREEMENTS -- agreements where another party sells securities to the Fund and at the same time agrees to repurchase the securities at a particular time and price.

THE MERRILL LYNCH U.S.A. GOVERNMENT RESERVES AT A GLANCE
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE



The investment objectives of the Fund are to seek preservation of capital, current income and liquidity available from investing in a diversified portfolio of SHORT-TERM SECURITIES, including variable rate securities, that are DIRECT U.S. GOVERNMENT OBLIGATIONS, and REPURCHASE AGREEMENTS pertaining to such securities with banks and securities dealers.



WHAT ARE THE FUND'S GOALS?



The Fund seeks preservation of capital, current income and liquidity. We cannot guarantee that the Fund will achieve its goals.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund tries to achieve its goals by investing in a diversified portfolio of short-term securities. These securities consist of direct U.S. Government obligations and repurchase agreements with banks and securities dealers that involve direct obligations of the U.S. Government. Fund management decides on which securities to buy and sell based on their assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund's yield by taking advantage of yield differentials that regularly occur between securities of a similar kind.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?



An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
If the party with whom the Fund has entered into a repurchase agreement defaults on its obligation, the Fund may suffer delays and incur costs or even lose money in exercising its rights under the agreement.


WHO SHOULD INVEST?

The Fund may be an appropriate investment for you if you:

       - Are looking for current income and liquidity.

       - Are looking for preservation of capital.


       - Are investing with short-term goals in mind, such as for cash reserves, and want to focus on U.S. Government securities.





MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                                       3

[KEY FACTS ICON] Key Facts

YIELD -- the income generated by an investment in the Fund.

RISK/RETURN BAR CHART
--------------------------------------------------------------------------------


The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for the ten year period. The table shows the average annual total returns of the Fund for one, five and ten years. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.


1988     1989     1990     1991     1992     1993     1994     1995     1996     1997
 7%       9%       8%       6%       3%       3%       3%       5%       5%       5%


During the ten-year period shown in the bar chart, the highest return for a quarter was 2.24% (quarter ended June 30, 1989) and the lowest return for a quarter was 0.60% (quarter ended December 31, 1993). The year-to-date return as of September 30, 1998 was 5.63%.



   AVERAGE ANNUAL TOTAL RETURNS
            (AS OF THE
        CALENDAR YEAR ENDED            PAST          PAST          PAST
        DECEMBER 31, 1997)           ONE YEAR     FIVE YEARS     TEN YEARS
---------------------------------------------------------------------------
 Merrill Lynch U.S.A. Government
 Reserves Fund                         4.89%        4.17%          5.26%
---------------------------------------------------------------------------



YIELD INFORMATION


--------------------------------------------------------------------------------



The YIELD on Fund shares normally will fluctuate on a daily basis. Therefore, yield for any given past periods are not an indication or representation of future yields. The Fund's yield is affected by changes in interest rates, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. Current yield information may not provide the basis for a comparison with bank deposits or other investments, which pay a fixed yield over a stated period of time. To obtain the Fund's current 7-day yield, call 1-800-221-7210.




4                                       MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

UNDERSTANDING EXPENSES


Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses, which all mutual funds may charge:



Expenses paid indirectly by the shareholder.


ANNUAL FUND OPERATING EXPENSES -- expenses that cover the costs of operating the Fund.


MANAGEMENT FEE -- a fee paid to the Manager for managing the Fund.


DISTRIBUTION FEES -- fees used to support the Fund's marketing and distribution efforts, such as compensating Financial Consultants, advertising and promotion.

FEES AND EXPENSES
--------------------------------------------------------------------------------

This table shows the different fees and expenses that you may pay if you buy and hold shares of the Fund. Future expenses may be greater or less than those indicated below.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS):
--------------------------------------------------------------------------
 MANAGEMENT FEE(a)                                                 0.45%
--------------------------------------------------------------------------
 DISTRIBUTION (12b-1) FEES(b)                                      0.13%
--------------------------------------------------------------------------
 OTHER EXPENSES (INCLUDING TRANSFER AGENCY FEES)(c)                0.25%
--------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                               0.83%
--------------------------------------------------------------------------



(a) The Fund pays the Manager a fee at the annual rate of 0.45% of the average daily net assets of the Fund.


(b) The Fund is authorized to pay Merrill Lynch distribution fees of 0.125% each year under a distribution plan that the Fund has adopted under rule 12b-1. For the fiscal year ended August 31, 1998, $670,043 was paid to Merrill Lynch pursuant to the distribution plan.


(c) The Fund pays the Transfer Agent $15.00 for each shareholder account and reimburses the Transfer Agent's out-of-pocket expenses. For the fiscal year ended August 31, 1998, the Fund paid the Transfer Agent fees totaling $1,079,630. The investment adviser provides accounting services to the Fund at its cost. For the fiscal year ended August 31, 1998, the Fund reimbursed the Manager $62,771 for these services.


EXAMPLE:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money-market funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------
 $85    $265     $461     $1,025
----------------------------------


MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                                       5

Details About the Fund [DETAILS ABOUT THE FUND ICON]

ABOUT THE PORTFOLIO MANAGER


Marie Dwyer is a Vice President and the portfolio manager of the Fund. Ms. Dwyer has been a Vice President of Merrill Lynch Asset Management since 1991 and an Assistant Vice President from 1990 to 1991. Ms. Dwyer has been primarily responsible for the management of the Fund's portfolio since January 1998.





HOW THE FUND INVESTS
--------------------------------------------------------------------------------

The Fund seeks preservation of capital, current income and liquidity. The Fund tries to achieve its goals by investing in a diversified portfolio of short-term securities that are direct obligations of the U.S. Government. The Fund also uses repurchase agreements with banks and securities dealers that involve direct obligations of the U.S. Government.

In seeking to achieve the Fund's objectives, Fund management varies the kinds of direct U.S. Government securities in the portfolio and the average maturity. Fund management decides on which securities to buy and sell based on their assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund's yield by taking advantage of yield differentials that regularly occur between securities of a similar kind. For example, market conditions frequently result in similar securities trading at different prices. Fund management seeks to improve the Fund's yield by buying and selling securities based on these yield differences.

Among the direct U.S. obligations the Fund may buy are:

       - U.S. Treasury bills, bonds, notes and strips, which differ mainly in the length of their maturity.

       - U.S. Government agency securities, that are backed by the full faith and credit of the United States.

       - Variable rate direct U.S. Government obligations, which have interest rates that reset periodically prior to maturity
         (usually at 30, 90 or 180-day intervals) based on a specific index or interest rate.

       - Deposit receipts, which represent interests in component parts of U.S. Treasury bonds or other U.S. Government or U.S.
         Government agency securities.

The Fund may also buy repurchase agreements involving the U.S. Government securities described above. Repurchase agreements must involve a member bank of the Federal Reserve System, a primary dealer in U.S. Government securities or an affiliate of a primary dealer. The Fund may also invest in the U.S. Government securities described above pursuant to purchase and sale contracts.

The Fund may buy or sell U.S. Government securities on a forward commitment basis. In these transactions, the Fund buys the securities at an established price with payment and delivery taking place in the future. These purchases may be for periods of up to 180 days. The value of the security on the delivery date may be more or less than its purchase price.


6                                       MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

ABOUT THE MANAGER


The Fund is managed by Merrill Lynch Asset Management.


The Fund may not invest in securities that are issued or guaranteed by U.S. Government entities, but not backed by the full faith and credit of the United States.


INVESTMENT RISKS
--------------------------------------------------------------------------------

This section contains a summary discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals or that the Fund's performance will be positive for any period of time.

SELECTION RISK -- Selection risk is the risk that the securities that Fund management selects will underperform other funds with similar investment objectives and investment strategies.


INTEREST RATE RISK -- Interest rate risk is the risk that prices of money market securities generally increase when interest rates decline and decrease when interest rates increase.



REPURCHASE AGREEMENT RISK -- If the party with whom the Fund has entered into a repurchase agreement defaults on its obligation, the Fund may suffer delays and incur costs or even lose money in exercising its rights under the agreement.


SHARE REDUCTION RISK -- In order to maintain a constant net asset value of $1.00 per share, the Fund may reduce the number of shares held by its shareholders.


BORROWING RISK -- The Fund may borrow for temporary purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing money may reduce the Fund's return.



STATEMENT OF ADDITIONAL INFORMATION


--------------------------------------------------------------------------------



If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                                       7

Your Account [YOUR ACCOUNT ICON]


HOW TO BUY, SELL AND TRANSFER SHARES

--------------------------------------------------------------------------------


The chart below summarizes how to buy, sell, transfer and exchange shares through Merrill Lynch or other securities dealers. You may also buy shares through the Transfer Agent. To learn more about buying shares through the Transfer Agent, call 1-800-221-7210. Because the selection of a mutual fund involves many considerations, your Merrill Lynch Financial Consultant may help you with this decision.



The Fund reserves the right to redeem shares of your account if you do not maintain a total investment value of at least $1,000. You will be notified if your account is less than $1,000 and will be allowed two months to make additions before such redemption is processed.






8                                       MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

IF YOU WANT TO           YOUR CHOICES                               INFORMATION IMPORTANT FOR YOU TO KNOW
--------------------------------------------------------------------------------------------------------------------------------
BUY SHARES               Determine the amount of your               The minimum initial investment for the Fund is $5,000 for
                         investment                                 all accounts except:
                                                                        - $300 for accounts advised by banks and registered
                                                                          investment advisers
                                                                        - $100 for retirement plans
                                                                    (The minimums for initial investments may be waived under
                                                                    certain circumstances.)
                         -------------------------------------------------------------------------------------------------------
                         Have your Merrill Lynch Financial          Share purchase orders are effective on the date Federal
                         Consultant or securities dealer            Funds become available to the Fund. Generally, purchase
                         submit your purchase order                 orders placed through Merrill Lynch will be effective on the day following the day the order is placed. Investors who
                                                                    wish same-day effectiveness should purchase by wire as
                                                                    described below.
                         -------------------------------------------------------------------------------------------------------
                         Purchase by Wire                           You may purchase shares of the Fund by wiring Federal Funds to First Union National Bank of Florida. You should give
                                                                    your financial institution the following wire instructions:
                                                                    ABA#063000021, DDA#2112600061186, Financial Data Services,
                                                                    Inc. The wire should be identified as a payment to Merrill
                                                                    Lynch U.S.A. Government Reserves and should include the
                                                                    shareholder's name and account number.
                         -------------------------------------------------------------------------------------------------------
                         Or contact the Transfer Agent              You can purchase shares by calling the Transfer Agent to
                                                                    request an application and making a purchase order directly to the Transfer Agent at the address on the inside back
                                                                    cover of this prospectus.
--------------------------------------------------------------------------------------------------------------------------------
ADD TO YOUR              Purchase additional shares                 The minimum investment for additional purchases is $1,000
INVESTMENT                                                          for all accounts except:
                                                                        - $100 for accounts advised by banks and registered
                                                                          investment advisers
                                                                        - $1 for retirement plans.
                                                                    (The minimums for additional purchases may be waived under certain circumstances.)
                         -------------------------------------------------------------------------------------------------------
                         Acquire additional shares through the      All dividends are automatically reinvested. If you want to
                         automatic dividend reinvestment plan       receive your dividends in cash you may enroll in the Accrued
                                                                    Monthly Payout Plan.
                         -------------------------------------------------------------------------------------------------------
                         Participate in the automatic               You may invest a specific amount on a periodic basis through
                         investment plan                            certain Merrill Lynch investment or central asset accounts.
--------------------------------------------------------------------------------------------------------------------------------


                   MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                    9

[YOUR ACCOUNT ICON] Your Account

IF YOU WANT TO           YOUR CHOICES                               INFORMATION IMPORTANT FOR YOU TO KNOW
--------------------------------------------------------------------------------------------------------------------------------
TRANSFER SHARES TO       Transfer to a participating                You may transfer your Fund shares only to another securities
ANOTHER SECURITIES       securities dealer                          dealer that has entered into an agreement with Merrill
DEALER                                                              Lynch. All shareholder services will be available for the
                                                                    transferred shares. You may only purchase additional shares of funds previously owned before the transfer. All future
                                                                    trading of these assets must be coordinated by the receiving firm.
                         -------------------------------------------------------------------------------------------------------
                         Transfer to a non-participating            You must either:
                         securities dealer                              - Transfer your shares to an account with the Transfer
                                                                          Agent; or
                                                                        - Sell your shares.
--------------------------------------------------------------------------------------------------------------------------------
SELL YOUR SHARES         Have your Merrill Lynch Financial          To ensure that your redemption request will be priced at the
                         Consultant or securities dealer            net asset value on the day of your request, you must submit
                         submit your sales order                    your request to your dealer prior to the determination of
                                                                    net asset value of the Fund (generally 4:00 p.m. Eastern
                                                                    time). Any redemption request received from a dealer after that time will be priced at the net asset value at the close of business on the next business day.

                                                                    Securities dealers, including Merrill Lynch, may charge a
                                                                    fee to process a redemption of shares.

                                                                    The Fund may reject an order to sell shares under certain
                                                                    circumstances.
                         -------------------------------------------------------------------------------------------------------
                         Sell through the Transfer Agent            You may sell shares held at the Transfer Agent by writing to the Transfer Agent at the address on the inside back cover of this prospectus. All shareholders on the account must
                                                                    sign the letter and signatures must be guaranteed. The
                                                                    Transfer Agent will normally mail redemption proceeds within seven days following receipt of a properly completed
                                                                    request. If you make a redemption request before the Fund
                                                                    has collected payment for the purchase of shares, the Fund or the Transfer Agent may delay mailing your proceeds. This delay will usually not exceed ten days.

                                                                    Check with the Transfer Agent or your Merrill Lynch
                                                                    Financial Consultant for details.
--------------------------------------------------------------------------------------------------------------------------------

 10                 MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

IF YOU WANT TO           YOUR CHOICES                               INFORMATION IMPORTANT FOR YOU TO KNOW
--------------------------------------------------------------------------------------------------------------------------------
SELL YOUR SHARES         Redemption by check                        You may redeem shares by check in an amount not less than
(CONTINUED)                                                         $500. You may request checks from the Transfer Agent. These checks can be made payable to any person, except that they may not be used to buy securities in transactions with
                                                                    Merrill Lynch. The person to whom the check is made payable may cash or deposit it like any check, drawn on any bank.
                                                                    You will continue to earn daily dividends until the check
                                                                    clears. You will be subject to the rules and regulations
                                                                    governing such checking accounts including the right of the
                                                                    Transfer Agent not to honor checks exceeding the value of
                                                                    your account. The Fund or the Transfer Agent may modify or terminate the redemption by check privilege on 30 days
                                                                    notice.
                         -------------------------------------------------------------------------------------------------------
                         Federal Funds Redemption                   You may arrange to have redemption proceeds of $5,000 or
                                                                    more wired in Federal Funds to a pre-designated bank
                                                                    account. The application designating the bank must be
                                                                    signature guaranteed. The redemption request may be made by telephone, wire or letter to the Transfer Agent. If your
                                                                    redemption request is made prior to the determination of net asset value of the Fund (generally 4:00 p.m. Eastern time), redemption proceeds will be wired to your pre-designated
                                                                    bank account on the next business day.
                         -------------------------------------------------------------------------------------------------------
                         Automatic Redemption                       If you maintain other securities accounts with Merrill Lynch
                                                                    (other than margin accounts), Merrill Lynch may utilize its automatic redemption procedure to satisfy amounts you may
                                                                    owe either as a result of account fees and expenses or as a result of purchases or other transactions in those
                                                                    securities accounts. Unless you notify Merrill Lynch to the contrary, your securities account will be scanned each day prior to the determination of net asset value of the Fund
                                                                    (generally, 4:00 p.m. Eastern time) and, after application of any cash balances in the account, a sufficient number of
                                                                    Fund shares may be reduced to satisfy any amounts you may
                                                                    owe Merrill Lynch. Such redemption will be made the day
                                                                    before payment is due, and Merrill Lynch will receive
                                                                    redemption proceeds on the day following such redemption.
                                                                    Except under certain circumstances, you will receive all
                                                                    dividends declared and reinvested through the date of
                                                                    redemption.
--------------------------------------------------------------------------------------------------------------------------------
SELL SHARES              Participate in the Fund's Systematic       You can choose to receive systematic payments from your Fund
SYSTEMATICALLY           Withdrawal Plan                            account on a monthly or quarterly basis. Contact the
                                                                    Transfer Agent at the telephone number on the inside back
                                                                    cover of this prospectus for an application.
--------------------------------------------------------------------------------------------------------------------------------

                   MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                   11

Your Account [YOUR ACCOUNT ICON]

NET ASSET VALUE -- the market value of the Fund's total assets after deducting liabilities, divided by the number of shares outstanding.

DIVIDENDS -- income paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

DISTRIBUTIONS -- capital gains paid to shareholders. Distributions may be reinvested in additional Fund shares as they are paid.


HOW SHARES ARE PRICED

--------------------------------------------------------------------------------


When you buy shares, you pay the NET ASSET VALUE (normally $1.00 per share) without a sales charge. The "penny-rounding" method is used in calculating net asset value, meaning that the calculation is rounded to the nearest whole cent. This is the offering price. Shares are also redeemed at their net asset value. The Fund calculates its net asset value each business day (generally, 4:00 p.m. Eastern time). The net asset value used in determining your price is the one calculated after your purchase or redemption order becomes effective. Share purchase orders are effective on the date Federal Funds become available to the Fund. You will begin accruing dividends on the day following the date your purchase becomes effective.


DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS are declared and reinvested daily in the form of additional shares at net asset value. Shareholders will receive statements monthly as to such reinvestments. Shareholders redeeming their holdings will receive all dividends declared and reinvested through the date of redemption.

You will pay tax on dividends and DISTRIBUTIONS from the Fund whether you receive them in cash or additional shares. If you redeem Fund shares or exchange them for shares of another fund, any gain on the transaction may be subject to tax. The Fund intends to make distributions most of which will be taxed as ordinary income although the Fund may distribute capital gains as well.

If the value of assets held by the Fund declines, the Trustees may authorize a reduction in the number of outstanding shares in shareholders' accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of your eliminated shares would be added to the basis of your remaining Fund shares, and you could recognize a capital loss if you disposed of your shares at that time. Distributions, including distributions reinvested in additional shares of the Fund, will nonetheless be fully taxable, even if the number of shares in your account has been reduced as described above.


12                                      MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, the Fund must withhold 31% of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

This section summarizes some of the consequences under current Federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in the Fund under all applicable tax laws.


MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                                      13

Management of the Fund [MANAGEMENT OF THE FUND ICON]

MERRILL LYNCH ASSET MANAGEMENT
--------------------------------------------------------------------------------


Merrill Lynch Asset Management, the Fund's Manager, manages the Fund's investments and its business operations under the overall supervision of the Fund's Board of Trustees. The Investment Manager has the responsibility for making all investment decisions for the Fund. The Fund pays the investment adviser a fee at the annual rate of 0.45% of the average daily net assets of the Fund.



Merrill Lynch Asset Management is part of Merrill Lynch Asset Management Group, which had approximately $499 billion in investment company and other portfolio assets under management as of November 1998. This amount includes assets managed for Merrill Lynch affiliates.


A NOTE ABOUT YEAR 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). The Fund could be adversely affected if the computer systems used by the Fund's management or other Fund service providers do not properly address this problem before January 1, 2000. The Fund's management expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Fund's other service providers have told the Fund management that they also expect to resolve the Year 2000 Problem, and the Fund management will continue to monitor the situation as the Year 2000 approaches. However, if the problem has not been fully addressed, the Fund could be negatively affected. The Year 2000 Problem could also have a negative impact on the companies in which the Fund invests, and this could hurt the Fund's investment returns.


14                                      MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, are included in the Fund's annual report to shareholders, which is available upon request.

                                                                             FOR THE YEAR ENDED AUGUST 31,
                                                               ---------------------------------------------------------
          INCREASE (DECREASE) IN NET ASSET VALUE:                1998        1997        1996        1995        1994
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                            $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
------------------------------------------------------------------------------------------------------------------------
 Investment income -- net                                          .0484       .0471       .0474       .0472       .0280
------------------------------------------------------------------------------------------------------------------------
 Realized and unrealized gain (loss) on investments -- net         .0007       .0005      (.0002)      .0017      (.0007)
------------------------------------------------------------------------------------------------------------------------
 Total from investment operations                                  .0491       .0476       .0472       .0489       .0273
------------------------------------------------------------------------------------------------------------------------
 Less dividends and distributions:
  Investment income -- net                                        (.0484)     (.0471)     (.0474)     (.0472)     (.0280)
  Realized gain on investments -- net                             (.0001)     (.0001)     (.0003)     (.0007)     (.0002)
------------------------------------------------------------------------------------------------------------------------
 Total dividends and distributions                                (.0485)     (.0472)     (.0477)     (.0479)     (.0282)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                                  $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
------------------------------------------------------------------------------------------------------------------------
 Total Investment Return                                            4.92%       4.81%       4.97%       4.87%       2.84%
------------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------------
 Expenses                                                            .83%        .82%        .82%        .85%        .81%
------------------------------------------------------------------------------------------------------------------------
 Investment income and realized gain on investments -- net          4.82%       4.71%       4.78%       4.79%       2.82%
------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------
 Net assets, end of year (in thousands)                        $ 608,020   $ 558,125   $ 554,285   $ 558,929   $ 544,174
------------------------------------------------------------------------------------------------------------------------


MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                                      15

                                                  POTENTIAL
                                                  INVESTORS

                                        Open an account (two options).
                           1                                                    2

                    MERRILL LYNCH                                         TRANSFER AGENT
                 FINANCIAL CONSULTANT
                 OR SECURITIES DEALER                              FINANCIAL DATA SERVICES, INC.
                                                                          P.O. Box 45289
    Advises shareholders on their Fund investments.              Jacksonville, Florida 32232-5289
                                                                          1-800-221-7210
                                                          Performs recordkeeping and reporting services.

                                                 DISTRIBUTOR

                                       MERRILL LYNCH FUNDS DISTRIBUTOR,
                               A DIVISION OF PRINCETON FUNDS DISTRIBUTOR, INC.
                                                P.O. Box 9081
                                       Princeton, New Jersey 08543-9081

                                    Arranges for the sale of Fund shares.

                 COUNSEL                            THE FUND                            CUSTODIAN

             BROWN & WOOD LLP                The Board of Trustees               THE BANK OF NEW YORK
          One World Trade Center               oversees the Fund.                 90 Washington Street
      New York, New York 10048-0557                                                    12th Floor
                                                                                 New York, New York 10286
    Provides legal advice to the Fund.
                                                                         Holds the Fund's assets for safekeeping.

           INDEPENDENT AUDITORS                                               INVESTMENT ADVISER

          DELOITTE & TOUCHE LLP                                        MERRILL LYNCH ASSET MANAGEMENT, L.P.
             117 Campus Drive
     Princeton, New Jersey 08540-6400                                       ADMINISTRATIVE OFFICES
                                                                            800 Scudders Mill Road
           Audits the financial                                          Plainsboro, New Jersey 08536
    statements of the Fund on behalf of
            the shareholders.                                                  MAILING ADDRESS
                                                                                P.O. Box 9011
                                                                       Princeton, New Jersey 08543-9011

                                                                               TELEPHONE NUMBER
                                                                                1-800-221-7210

                                                                  Manages the Fund's day-to-day activities.


                    MERRILL LYNCH U.S.A. GOVERNMENT RESERVES

For More Information [FOR MORE INFORMATION ICON]

SHAREHOLDER REPORTS

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may obtain these reports at no cost by calling 1-800-MER-FUND.

The Fund will send you one copy of each shareholder report and certain other mailings, regardless of the number of Fund accounts you have. To receive separate shareholder reports for each account, call your Merrill Lynch Financial Consultant or write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and Merrill Lynch brokerage or mutual fund account number. If you have any questions, please call your Merrill Lynch Financial Consultant or the Transfer Agent at 1-800-221-7210.

STATEMENT OF ADDITIONAL INFORMATION


The Fund's Statement of Additional Information contains further information about the Fund and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Fund at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289 or by calling 1-800-MER-FUND.


Contact your Merrill Lynch Financial Consultant or the Fund, at the telephone number or address indicated above, if you have any questions.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM INFORMATION CONTAINED IN THIS PROSPECTUS.

Investment Company Act file #811-3534

Code #10152-12-98

(C) Merrill Lynch Asset Management, L.P.

Prospectus

                                                            [MERRILL LYNCH LOGO]

Merrill Lynch U.S.A.
Government Reserves

[MERRILL LYNCH ARTWORK]


                                                               December 29, 1998

                    MERRILL LYNCH U.S.A. GOVERNMENT RESERVES


   P.O. Box 9011, Princeton, New Jersey 08543-9011 - Phone No. (609) 282-2800

                            ------------------------

     The investment objectives of Merrill Lynch U.S.A. Government Reserves (the "Fund") are to seek preservation of capital, current income and liquidity available from investing in a diversified portfolio of marketable short-term securities, including variable rate securities, which are direct obligations of the U.S. Government, and repurchase agreements pertaining to such securities. For purposes of its investment policies, the Fund defines short-term securities as having a maturity of no more than 762 days (25 months). Management of the Fund expects that substantially all of the assets of the Fund will be invested in securities maturing in less than one year, but at times some portion may have longer maturities not exceeding two years. There can be no assurance that the investment objectives of the Fund will be realized. The Fund pays Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") a distribution fee for providing certain services in connection with the distribution of Fund shares. See "Purchase of Shares."

                            ------------------------


     This Statement of Additional Information of the Fund is not a prospectus and should be read in conjunction with the Prospectus of the Fund, dated December 29, 1998 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling (800) 637-3863 or by writing the Fund at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus. The Fund's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1998 annual report to shareholders. You may request a copy of the annual report at no charge by calling (800) 456-4587 ext. 789 between 8:00 a.m. and 8:00 p.m. on any business day.


                            ------------------------

                   MERRILL LYNCH ASSET MANAGEMENT -- MANAGER
                 MERRILL LYNCH FUNDS DISTRIBUTOR -- DISTRIBUTOR

                            ------------------------


   The date of this Statement of Additional Information is December 29, 1998.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Investment Objectives and Policies..........................    2
Management of the Fund......................................    4
  Trustees and Officers.....................................    4
  Compensation of Trustees..................................    6
  Management and Advisory Arrangements......................    7
  Code of Ethics............................................    8
Purchase of Shares..........................................    8
  Methods of Payment........................................    9
  Distribution Plan.........................................   10
Redemption of Shares........................................   10
  Methods of Redemption.....................................   11
Purchase and Redemption of Shares Through Merrill Lynch
  Plans.....................................................   13
  Purchase by Plans.........................................   13
  Redemptions by Plans......................................   13
  Confirmations.............................................   14
Determination of Net Asset Value............................   14
Yield Information...........................................   15
Portfolio Transactions......................................   15
Shareholder Services........................................   16
  Investment Account........................................   17
  Automatic Investment Plan.................................   17
  Accrued Monthly Payout Plan...............................   17
  Systematic Withdrawal Plans...............................   17
Distributions and Taxes.....................................   18
  Dividends and Distributions...............................   18
  Taxes.....................................................   18
General Information.........................................   20
  Description of Shares.....................................   20
  Independent Auditors......................................   20
  Custodian.................................................   20
  Transfer Agent............................................   20
  Legal Counsel.............................................   21
  Reports to Shareholders...................................   21
  Shareholder Inquiries.....................................   21
  Additional Information....................................   21
Financial Statements........................................   21

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of the Fund are to seek preservation of capital, current income and liquidity available from investing in a diversified portfolio of short-term marketable securities that are direct obligations of the U.S. Government, and repurchase agreements pertaining to such securities with banks and securities dealers. The investment objectives are fundamental policies of the Fund that may not be changed without a vote of the majority of the outstanding shares of the Fund.

     Investment in the Fund offers several potential benefits. The Fund seeks to provide as high a yield potential as is available, consistent with the preservation of capital, from short-term U.S. Government securities utilizing professional money market management, block purchases of securities and yield improvement techniques. It is expected to provide high liquidity because of its redemption features and seeks reduced risk resulting from diversification of assets. There can be no assurance that the investment objectives of the Fund will be realized. Certain expenses are borne by investors, including advisory and management fees, administrative costs and operational costs.

     In managing the Fund, Merrill Lynch Asset Management, L.P. (the "Manager" or "MLAM") will employ a number of professional money management techniques, including varying the composition of investments and the average maturity of the portfolio based on its assessment of the relative values of the various securities and future interest rate patterns. These assessments will respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. The Manager also will seek to improve yield by taking advantage of yield disparities that regularly occur between securities of a similar kind. For example, market conditions frequently result in similar securities trading at different prices. The Fund seeks to enhance yield by purchasing and selling securities based on these yield disparities.

     Direct U.S. Government obligations consist of securities issued or guaranteed as to principal and interest by the United States and that are backed by the full faith and credit of the United States. Marketable securities issued by the U.S. Government consist of U.S. Treasury bills, notes and bonds, which differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable U.S. Government security, have a maturity of up to one year and are issued on a discount basis. U.S. Government agency securities, which are backed by the full faith and credit of the United States, include securities guaranteed by the Export-Import Bank of the United States and the Small Business Administration. The Fund may invest in variable rate direct U.S. Government obligations. Such obligations are securities on which the interest rate is adjusted periodically prior to their stated maturity at stated intervals (usually at 30, 90 or 180 day intervals) based on a predetermined index or interest rate. The Fund may invest in direct obligations of the U.S. Government by purchasing component parts of U.S. Treasury bonds or other U.S. Government or U.S. Government agency securities through the acquisition of deposit receipts, which evidence ownership of direct interests in such component parts of U.S. Government securities. The Fund may not invest in securities issued or guaranteed by U.S. Government agencies, instrumentalities or U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the United States.

     The Fund may invest in the U.S. Government securities described above pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System or a primary dealer in U.S. Government securities or an affiliate thereof. Under such agreements, the seller agrees, on entering into the contract, to repurchase the security from the Fund at a mutually agreed-upon time and price, thereby determining the yield during the term of agreement. This results in a fixed rate of return insulated from market fluctuations during such period.

     Preservation of capital is a prime investment objective of the Fund, and the U.S. Government obligations in which it will invest generally are considered to have the lowest principal risk among money market securities. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of a default by the seller, the Fund ordinarily will retain ownership of the securities underlying the repurchase agreement, and instead of a contractually fixed rate of return, the rate of return to the Fund shall be dependent upon intervening fluctuations of the market value of such securities and the accrued interest on the securities. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. With respect to repurchase agreements there is also the risk of the failure of parties involved to return the securities involved in such transactions, in which event the Fund may suffer time delays and incur costs or possible losses in connection with such transactions. From time to time the Fund also may invest in money market securities pursuant to purchase and sale contracts. While purchase and sale contracts are similar to repurchase agreements, purchase and sale contracts are structured so as to be in substance more like a purchase and sale of the underlying security than is the case with repurchase agreements.

     The Fund may purchase or sell U.S. Government securities on a forward commitment basis at fixed purchase terms with periods of up to 180 days between the commitment and settlement dates. The purchase will be recorded on the date the Fund enters into the commitment and the value of the security thereafter will be reflected in the calculation of the Fund's net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Fund will be established with its Custodian consisting of cash or U.S. Government securities having a market value at all times at least equal to the amount of the forward commitment. Although the Fund generally will enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so. There can, of course, be no assurance that the judgments on which these techniques are based will be accurate or that such techniques when applied will be effective.

     For purposes of its investment policies, the Fund defines short-term securities as securities having maturities of not more than 762 days (25 months). Management of the Fund expects that most of the assets of the Fund will be invested in securities maturing in not more than 397 days (13 months), but at times some portion may have maturities up to 762 days (25 months). The maturity of variable rate obligations is deemed to be the next date on which the interest rate is to be adjusted. The dollar-weighted average maturity of the Fund's portfolio will not exceed 90 days. During the fiscal year ended August 31, 1998, the average maturity of its portfolio ranged from 62 days to 84 days.

     Investment Restrictions. The Fund has adopted a number of restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act of 1940, as amended (the "Investment Company Act"). Among the more significant restrictions, the Fund may not:

          (1) purchase any securities other than short-term marketable securities which are direct obligations of the U.S. Government, and repurchase agreements and purchase and sale contracts pertaining to such securities as defined under "Investment Objectives and Policies";

          (2) enter into repurchase agreements and purchase and sale contracts referred to in (1) with any one bank or primary dealer, if, immediately thereafter, more than 5% of the value of its total assets (taken at market value) would be invested in repurchase agreements and purchase and sale contracts with such bank or primary dealer, except that, with respect to 25% of the Fund's total assets, the Fund may invest up to 10% of its total assets in repurchase agreements and purchase and sale contracts with any one bank; or

          (3) enter into repurchase agreements or purchase and sale contracts if, as a result thereof, more than 10% of its total assets (taken at market value at the time of each investment) would be subject to repurchase agreements or purchase and sale contracts maturing in more than seven days.

     In addition, the Fund has adopted the following restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose means the lesser of

(i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Fund may not:

          (1) act as an underwriter of securities issued by other persons;

          (2) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities;

          (3) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

          (4) make loans to other persons, provided that the Fund may purchase U.S. Government securities and enter into repurchase agreements and purchase and sale contracts referred to in investment restriction (1) in this Statement of Additional Information;


          (5) borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes [Usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. Interest paid on such borrowings will reduce net income];


          (6) mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in (5) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund's net assets, taken at market value.


          (7) purchase or sell real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein);



          (8) purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act;



          (9) issue senior securities to the extent such issuance would violate applicable law; and



          (10) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Government securities, U.S. Government agency securities or bank money instruments).


     Subject to the supervision of the Board of Trustees, the Manager is responsible for the actual management of the Fund's portfolio and constantly reviews the Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager. The Manager performs certain of the other administrative services and provides all of the office space, facilities, equipment and necessary personnel for portfolio management of the Fund.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

     The Board of Trustees of the Fund consists of seven individuals, six of whom are not "interested persons" of the Fund as defined in the Investment Company Act (the "non-interested Trustees"). The Trustees are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

     Information about the Trustees, executive officers and the portfolio manager of the Fund, including their ages and their principal occupations for at least the last five years, is set forth below. Unless otherwise noted, the address of each Trustee, executive officer and the portfolio manager is P.O. Box 9011, Princeton, New Jersey 08543-9011.

     ARTHUR ZEIKEL (66) -- President and Trustee(1)(2) -- Chairman of the Manager and Fund Asset Management, L.P. ("FAM") (which terms as used herein include their corporate predecessors) since 1997; President of the Manager and FAM from 1977 to 1997; Chairman of Princeton Services, Inc. ("Princeton Services") since 1997 and Director thereof since 1993; President of Princeton Services from 1993 to 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.") since 1990.

     DONALD CECIL (71) -- Trustee(2)(3) -- 1114 Avenue of the Americas, New York, New York 10036. Special Limited Partner of Cumberland Associates (an investment partnership) since 1982; Member of Institute of Chartered Financial Analysts; Member and Chairman of Westchester County (N.Y.) Board of Transportation.

     M. COLYER CRUM (66) -- Trustee(2)(3) -- 104 Westcliff Road, Weston, Massachusetts 02193. Currently James R. Williston Professor of Investment Management Emeritus, Harvard Business School; James R. Williston Professor of Investment Management, Harvard Business School, from 1971 to 1996; Director of Cambridge Bancorp, Copley Properties, Inc. and Sun Life Assurance Company of Canada.

     EDWARD H. MEYER (71) -- Trustee(2)(3) -- 777 Third Avenue, New York, New York 10017. President of Grey Advertising, Inc., since 1968, Chief Executive Officer since 1970 and Chairman of the Board of Directors since 1972; Director of The May Department Stores Company, Bowne & Co., Inc. (financial printers), Harman International Industries, Inc. (stereo and audio equipment manufacturers) and Ethan Allen Interiors, Inc.

     JACK B. SUNDERLAND (70) -- Trustee(2)(3) -- P.O. Box 7, West Cornwall, Connecticut 06796. President and Director of American Independent Oil Company, Inc. (an energy company) since 1987; Member of Council on Foreign Relations since 1971.


     J. THOMAS TOUCHTON (60) -- Trustee(2)(3) -- Suite 3405, One Tampa City Center, 201 North Franklin Street, Tampa, Florida 33062. Managing Partner of The Witt Touchton Company and its predecessor, The Witt Co. (a private investment partnership), since 1972; Trustee Emeritus of Washington and Lee University; Director of TECO Energy, Inc. (an electric utility holding company).


     FRED G. WEISS (57) -- Trustee(2)(3) -- 5141 Via de Amalfi Drive, Boca Raton, Florida 33496. Managing Director of FGW Associates since 1997; Vice President, Planning Investment, and Development of Warner Lambert Co. from 1979 to 1997; Director of Noven Corporation (a pharmaceutical company) since 1997.

     TERRY K. GLENN (58) -- Executive Vice President(1)(2) -- Executive Vice President of the Manager and FAM since 1983; Executive Vice President and Director of Princeton Services since 1993; President of Princeton Funds Distributor, Inc. ("PFD") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

     KEVIN MCKENNA (41) -- Senior Vice President(1)(2) -- First Vice President of the Manager since 1997; Vice President of the Manager from 1985 to 1997.

     JOSEPH T. MONAGLE, JR. (50) -- Senior Vice President(1)(2) -- Senior Vice President of the Manager and FAM since 1990; Vice President of the Manager from 1978 to 1990; Senior Vice President of Princeton Services since 1993.

     DONALD C. BURKE (38) -- Vice President(1)(2) -- First Vice President of the Manager since 1997; Vice President of the Manager from 1990 to 1997; Director of Taxation of the Manager since 1990.

     MARIE DWYER (34) -- Vice President and Portfolio Manager(1)(2) -- Vice President of the Manager since 1991; Assistant Vice President of the Manager from 1990 to 1991.

     GERALD M. RICHARD (49) -- Treasurer(1)(2) -- Senior Vice President and Treasurer of the Manager and FAM since 1984; Senior Vice President and Treasurer of Princeton Services since 1993; Treasurer of PFD since 1984 and Vice President thereof since 1981.

     THOMAS D. JONES, III (33) -- Secretary(1)(2) -- Vice President of the Manager since 1998; attorney with the Manager and FAM since 1992.
---------------
(1) Interested person, as defined in the Investment Company Act, of the Fund.

(2) Such Trustee or officer is a director, trustee or officer of certain other investment companies for which the MLAM or FAM acts as the investment adviser or manager.

(3) Members of the Fund's Audit Committee, which is responsible for the selection of the independent auditors and the selection of non-interested Trustees.

     As of the date of this Statement of Additional Information, the Trustees and officers of the Fund as a group (13 persons) owned an aggregate of less than 1% of the outstanding shares of the Fund. At such date, Mr. Zeikel, a Trustee and officer of the Fund, and the other officers of the Fund owned an aggregate of less than 1% of the outstanding shares of Common Stock of ML & Co.

COMPENSATION OF TRUSTEES


     The Fund pays each non-interested Trustee a fee of $3,000 per year plus $750 per meeting attended. The Fund also compensates members of its Audit and Nominating Committee (the "Committee"), which consists of all the non-interested Trustees, a fee of $2,500 per year. The Fund pays the Chairman of the Committee an additional fee of $1,000 per year. The Fund reimburses each non-interested Trustee for his out-of-pocket expenses relating to attendance at Board and Committee meetings.


     The following table shows the compensation earned by the non-interested Trustees for the fiscal year ended August 31, 1998 and also the aggregate compensation paid to them from all registered investment companies advised by Manager and its affiliate, FAM ("MLAM/FAM-advised funds"), for the calendar year ended December 31, 1997.


                                                                                                               AGGREGATE
                                                                       PENSION OR           ESTIMATED      COMPENSATION FROM
                                                                   RETIREMENT BENEFITS       ANNUAL         FUND AND OTHER
                                  POSITION WITH    COMPENSATION    ACCRUED AS PART OF     BENEFITS UPON        MLAM/FAM-
NAME                                  FUND          FROM FUND         FUND EXPENSE         RETIREMENT      ADVISED FUNDS(1)
----                              -------------    ------------    -------------------    -------------    -----------------
Donald Cecil....................     Trustee        $   9,500             None                None             $275,850

M. Colyer Crum..................     Trustee        $   8,500             None                None             $115,600

Edward H. Meyer.................     Trustee        $   8,500             None                None             $222,100

Jack B. Sunderland..............     Trustee        $   8,500             None                None             $132,600

J. Thomas Touchton..............     Trustee        $   8,500             None                None             $132,100

Fred G. Weiss...................     Trustee        $   7,292             None                None             $      0(2)


---------------
(1) The Trustees serve on the boards of MLAM/FAM-advised funds as follows: Mr. Cecil (34 registered investment companies consisting of 34 portfolios); Mr. Crum (15 registered investment companies consisting of 15 portfolios); Mr. Meyer (34 registered investment companies consisting of 34 portfolios); Mr. Sunderland (18 registered investment companies consisting of 30 portfolios); Mr. Touchton (18 registered investment companies consisting of 30 portfolios); and Mr. Weiss (15 registered investment companies consisting of 15 portfolios).
(2) Mr. Weiss was elected a Trustee of the Fund and certain other MLAM/FAM Advised Funds on February 3, 1998.

     Trustees of the Fund, members of the Boards of other MLAM-advised investment companies, ML & Co. and its subsidiaries (the term "subsidiaries," when used herein with respect to ML & Co., includes MLAM, FAM and certain other entities directly or indirectly wholly owned and controlled by ML & Co.) and their trustees/directors and employees, and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase shares of the Fund at net asset value.

MANAGEMENT AND ADVISORY ARRANGEMENTS

     Management Services. The Manager provides the Fund with investment advisory and management services. Subject to the supervision of the Board of Trustees, the Manager is responsible for the actual management of the Fund's portfolio and constantly reviews the Fund's holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager. The Manager performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of the Fund.

     Securities held by the Fund also may be held by, or be appropriate investments for, other funds or clients (collectively referred to as "clients") for which the Manager or FAM acts as an adviser or by investment advisory clients of the Manager. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for the Fund or other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Manager or its subsidiary during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     Management Fee. The Fund has entered into a management agreement with the Manager (the "Management Agreement"), pursuant to which the Manager receives for its services to the Fund monthly compensation at the annual rate of 0.45% of the average daily net assets of the Fund. The table below sets forth information about the total management fees paid by the Fund to the Manager for the periods indicated.

   FISCAL YEAR ENDED AUGUST 31,     MANAGEMENT FEE
   ----------------------------     --------------
1998..............................    $2,594,327
1997..............................    $2,476,982
1996..............................    $2,478,931


     Payment of Fund Expenses. The Management Agreement obligates the Manager to provide management services and to pay all compensation of and furnish office space for officers and employees of the Fund connected with investment and economic research, trading and investment management of the Fund, as well as the fees of all Trustees of the Fund who are affiliated persons of ML & Co. or any of its affiliates. The Fund pays all other expenses incurred in the operation of the Fund, including among other things: taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports, prospectuses and statements of additional information, except to the extent paid by Merrill Lynch Funds Distributor, a division of PFD (the "Distributor"); charges of the custodian and the transfer agent; expenses of redemption of shares; Commission fees; expenses of registering the shares under Federal and state securities laws; fees and expenses of unaffiliated Trustees; accounting and pricing costs (including the daily calculations of net asset value); insurance; interest; brokerage costs; litigation and other extraordinary or non-recurring expenses; and other expenses properly payable by the Fund. Accounting services are provided for the Fund by the Manager and the Fund reimburses the Manager for its costs in connection with such services. See "Purchase of Shares -- Distribution Plans."


     Organization of the Manager. The Manager is a limited partnership, the partners of which are ML & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of the Manager as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

     Duration and Termination. Unless earlier terminated as described herein, the Management Agreement will continue in effect from year to year if approved annually (a) by the Board of Trustees of the Fund or by a majority of the outstanding shares of the Fund and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contracts are not assignable and may be terminated without penalty on 60 days' written notice at the option of either party or by vote of the shareholders of the Fund.

     Transfer Agency Services. Financial Data Services, Inc. (the "Transfer Agent"), a subsidiary of ML & Co., acts as the Fund's Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $15.00 per shareholder account and is entitled to reimbursement for out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement. Additionally, a $.20 monthly closed account charge will be assessed on all accounts which close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

CODE OF ETHICS

     The Board of Trustees of the Fund has adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act which incorporates the Code of Ethics of the Manager (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Manager and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

     The Codes require that all employees of the Manager pre-clear any personal securities investment (with limited exceptions, such as government securities). The pre-clearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Manager include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Manager. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) security (15 or 30 days depending upon the transaction).

                               PURCHASE OF SHARES

     Reference is made to "How to Buy, Sell and Transfer Shares" in the Prospectus.

     The Fund is offering its shares without a sales charge at a public price equal to the net asset value (normally $1.00 per share) next determined after a purchase order becomes effective. Share purchase orders are effective on the date Federal Funds become available to the Fund. If Federal Funds are available to the Fund prior to the determination of net asset value (generally 4:00 p.m., Eastern time) on any business day, the order will be effective on that day. Shares purchased will begin accruing dividends on the day following the date of purchase. Any order may be rejected by the Fund or the Distributor.

     The minimum initial purchase is $5,000 and the minimum subsequent purchase is $1,000, except that lower minimums apply in the case of purchases made under certain retirement plans. The Fund may, at its discretion, establish reduced minimum initial and subsequent purchase requirements with respect to various types of accounts. Participants in the self-directed retirement plans for which Merrill Lynch acts as passive custodian may invest in shares of the Fund with a minimum initial purchase of $100 and a minimum subsequent purchase of $1. Information concerning investments in the Fund by participants in retirement plans for which Merrill Lynch acts as passive custodian is set forth under "Purchase and Redemption of Shares through Merrill Lynch Retirement Plans". A variety of retirement plans are also available from the Distributor. The minimum initial investment under these plans is $100 and the minimum subsequent investment is $1. In addition, there is no minimum investment under certain corporate pension and profit-sharing plans which have established self-directed employee sub-accounts with Merrill Lynch. The minimum initial purchase with respect to other retirement plans and pension and profit-sharing plans is $100 and the minimum subsequent investment is $1. The minimum initial or subsequent purchase requirements may be waived for certain employer sponsored retirement or savings plans, such as tax qualified retirement plans within the meaning of Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), deferred compensation plans within the meaning of
Section 403(b) and Section 457 of the Code, other deferred compensation arrangements, Voluntary Employee Benefits Association plans, and non-qualified After Tax Savings and Investment programs, maintained on the Merrill Lynch Group Employee Services system. For accounts advised by banks and registered investment advisers, the minimum initial purchase is $300 and the minimum subsequent purchase is $100. The minimum initial purchase under the Merrill Lynch Blueprint(SM) Program ("Blueprint") is $500 (or $50 if the shareholder elects to participate in the automatic investment of sale proceeds option on Blueprint application form) and the minimum subsequent purchase is $50. Any order may be rejected by the Distributor or the Fund.


     The Distributor acts as the distributor in the continuous offering of the Fund's shares. Shares may be purchased directly from the Distributor or from other securities dealers, including Merrill Lynch, with whom the Distributor has entered into a selected dealer agreement. Securities dealers may charge investors a fee in connection with such transactions. Merrill Lynch has informed the Fund that it does not charge such a fee.

     The Fund's distribution agreement with the Distributor is renewable annually, and may be terminated on 60 days' written notice by either party. Under such agreement, after the prospectuses, statements of additional information and periodic reports have been prepared and set in type, the Distributor will pay for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also will pay for other supplementary sales literature.

     It is the Fund's policy to be as fully invested as reasonably practicable at all times to maximize the yield on the Fund's portfolio. The money markets in which the Fund will purchase and sell portfolio securities normally require immediate settlement of transactions in Federal Funds. Federal Funds are a commercial bank's deposits in a Federal Reserve Bank and can be transferred from one member bank's account to that of another member bank on the same day and thus are considered to be immediately available funds.

METHODS OF PAYMENT


     Payment Through Securities Dealers. Investment in the Fund may be made through securities dealers, including Merrill Lynch, who have entered into selected dealer agreements with the Distributor. In such a case, the dealer will transmit payment to the Fund on behalf of the investor and will supply the Fund with the required account information. Generally, purchase orders placed through Merrill Lynch will be made effective on the day following the day the order is placed with Merrill Lynch, except that orders received through Blueprint in some circumstances may be executed two business days following the day the order is placed with Merrill Lynch. Investments in the Fund through Blueprint may be made only through Merrill Lynch. Such orders should be sent to Merrill Lynch, Pierce, Fenner & Smith Incorporated, Attention: The Merrill Lynch Blueprint(SM) Program, P.O. Box 30441, New Brunswick, New Jersey 08989-0441. Blueprint maintains a toll-free telephone number for inquiries: (800) 637-3766. Investors who are not placing orders through Blueprint and who desire same day effectiveness should utilize the Payment by Wire procedure described below. Merrill Lynch has an order procedure pursuant to which investors can have the proceeds from the sale of listed securities invested in shares of the Fund on the day investors receive such proceeds in their Merrill Lynch securities accounts. Investors with free cash credit balances (i.e., immediately available funds) in securities accounts of Merrill Lynch will not have their funds invested in the Fund until the day after the order is placed with Merrill Lynch and will not receive the daily dividend which would have been received had their funds been invested in the Fund on the day the order was placed with Merrill Lynch.

     Payment by Wire. An expeditious method of investing in the Fund is through the transmittal of Federal Funds by wire to the Transfer Agent. The Fund will not be responsible for delays in the wiring system. To purchase shares by wiring Federal Funds, payment should be wired to First Union National Bank of Florida. Shareholders should give their financial institutions the following wiring instructions: ABA #063000021, DDA #2112600061186, Financial Data Services, Inc. The wire should be identified as a payment to Merrill Lynch U.S.A. Government Reserves and should include the shareholder's name and account number. Failure to submit the required information may delay investment. Investors are urged to make payment by wire in Federal Funds.

     Payment to the Transfer Agent. Purchase orders for which remittance is to be made by check may be submitted directly by mail or otherwise to the Transfer Agent. Purchase orders by mail should be sent to Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290. Purchase orders which are sent by hand should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Investors opening a new account must enclose a completed Purchase Application. Existing shareholders should enclose the detachable stub from a monthly account statement that they have received. Checks should be made payable to Merrill Lynch Funds Distributor. Certified checks are not necessary, but checks are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. Payments for the accounts of corporations, foundations and other organizations may not be made by third party checks.

DISTRIBUTION PLAN


     The Fund has adopted an Amended and Restated Shareholder Servicing Plan and Agreement (the "Plan") in compliance with Rule 12b-1 under the Investment Company Act pursuant to which the Fund is authorized to pay Merrill Lynch a fee at the annual rate of 0.125% of the average daily net asset value of Fund accounts maintained through Merrill Lynch. The Plan reimburses Merrill Lynch only for actual expenses incurred in the fiscal year in which the fee is paid. The fee is principally to provide compensation to Merrill Lynch Financial Consultants and other Merrill Lynch personnel for providing direct personal services to shareholders of the Fund. The distribution fee is not compensation for the administrative and operational services rendered to shareholders by Merrill Lynch, which are covered by the Management Agreement between the Fund and the Manager (see "Management of the Fund -- Management and Advisory Arrangements").


     The Trustees believe that the Fund's expenditures under the Plan benefit the Fund and its shareholders by providing better shareholder services and by affecting positively the sale and distribution of Fund shares. For the fiscal year ended August 31, 1998, $670,043 was paid to Merrill Lynch pursuant to the Plan (based on average daily net assets of approximately $573.4 million). All of such amounts were allocated to Merrill Lynch Financial Consultants, other Merrill Lynch personnel and related administrative costs.

     Among other things, the Plan provides that Merrill Lynch shall provide and the Trustees of the Fund shall review quarterly reports of the distribution expenditures made by Merrill Lynch pursuant to the Plan. In their consideration of the Plan, the Trustees must consider all factors they deem relevant, including information as to the benefits of the Plan to the Fund and its shareholders. The Plan further provides that, so long as the Plan remains in effect, the selection and nomination of Trustees of the Fund who are not "interested persons" of the Fund as defined in the Investment Company Act (the "Independent Trustees") shall be committed to the discretion of the Independent Trustees then in office. The Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Trustees or by the vote of the holders of a majority of the outstanding voting securities of the Fund. Finally, the Plan cannot be amended to increase materially the amount to be spent by the Fund thereunder without shareholder approval, and all material amendments are required to be approved by vote of the Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose.

                              REDEMPTION OF SHARES

     Reference is made to "How to Buy, Sell, Transfer and Exchange Shares" in the Prospectus.

     The Fund is required to redeem for cash all full and fractional shares of the Fund. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described in accordance with one of the procedures set forth below. If such notice is received by the Transfer Agent prior to the determination of net asset value on that day (generally 4:00 p.m., New York time), the redemption will be effective on such day and payment will be made on the next business day. If the notice is received after the determination of net asset value has been made, the redemption will be effective on the next business day and payment will be made on the second business day thereafter. If notice of a redemption of shares held in connection with Blueprint is received by Merrill Lynch prior to the Fund's determination of net asset value, it will be effective on the business day following receipt of the redemption request. If the notice is received after the determination of net asset value has been made, the redemption will be effective on the second business day thereafter.

     At various times, the Fund may be requested to redeem shares for which good payment has not yet been received. The Fund may delay, or cause to be delayed, the payment of redemption proceeds until such time as good payment has been collected for the purchase of such shares. Normally, this delay will not exceed 10 days. In addition, the Fund reserves the right not to honor redemption checks or requests for Federal Funds redemptions where the shares to be redeemed have been purchased by check within 10 days prior to the date the redemption request is received by the Transfer Agent.

     The right to redeem shares or to receive payment with respect to any such redemption may be suspended for a period of up to seven days. Suspensions of more than seven days may not be made except (1) for any period (A) during which the New York Stock Exchange (the "NYSE") is closed other than customary weekend and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the Fund of securities owned by it is not reasonably practicable or
(B) it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the Commission may by order permit for the protection of security holders of the Fund. The Commission shall by rules and regulations determine the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency shall be deemed to exist within the meaning of clause (2) above.

     The total value of the shareholder's investment in the Fund at the time of redemption may be more or less than his or her cost, depending on the market value of the securities held by the Fund at such time and income earned.

METHODS OF REDEMPTION

     Set forth below is information as to the five methods pursuant to which shareholders may redeem shares. In certain instances, the Transfer Agent may require additional documents in connection with redemptions.

     Redemption by Check. Shareholders may redeem shares by check in an amount not less than $500. At the shareholder's request, the Transfer Agent will provide the shareholder with checks. These checks can be made payable to the order of any person in any amount not less than $500; however, these checks may not be used to purchase securities in transactions with Merrill Lynch. The payee of the check may cash or deposit it like any check drawn on a bank. When such a check is presented to the Transfer Agent for payment, the Transfer Agent will present the check to the Fund as authority to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. This enables the shareholder to continue earning daily dividends until the check is cleared. Canceled checks will be returned to the shareholder by the Transfer Agent upon request.

     Shareholders will be subject to the Transfer Agent's rules and regulations governing such checking accounts, including the right of the Transfer Agent not to honor checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment. The Fund or the Transfer Agent may modify or terminate the redemption by check privilege at any time on 30 days' notice to participating shareholders. In order to be eligible for the redemption by check privilege, purchasers should check the box under the caption "Check Redemption Privilege" in the Purchase Application. The Transfer Agent will then send checks to the shareholders.

     Federal Funds Redemption. Shareholders also may arrange to have redemption proceeds of $5,000 or more wired in Federal Funds to a pre-designated bank account. In order to be eligible for Federal Funds redemption, the shareholder must designate on his or her Purchase Application the domestic commercial bank and account number to receive the proceeds of his or her redemption and must have his or her signature on the Purchase Application signature guaranteed. The redemption request for Federal Funds redemption may be made by telephone, wire or letter to the Transfer Agent and, if received before the determination of net asset value of the Fund on any business day (generally 4:00 p.m., New York time), the redemption proceeds will be wired to the investor's pre-designated bank account on the next business day. Shareholders may effect Federal Funds redemptions by telephoning the Transfer Agent toll-free at (800) 221-7210. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, the Fund may be liable for any losses due to fraudulent or unauthorized instructions. Among other things, redemption proceeds may only be wired into the bank account designated on the Purchase Application. The investor must independently verify this information at the time the redemption request is made.


     Repurchase Through Securities Dealers. The Fund will repurchase shares through securities dealers. The Fund normally will accept orders to repurchase shares by wire or telephone from dealers for customers at the net asset value next computed after receipt of the order from the dealer, provided that such request for repurchase is received from the dealer prior to the determination of net asset value of the Fund (generally 4:00 p.m., Eastern time) on any business day. These repurchase arrangements are for the convenience of shareholders and do not involve a charge by the Fund; however, dealers may impose a charge on the shareholder for transmitting the notice of repurchase to the Fund. Redemption of Fund shares held in connection with Blueprint may be made only through Merrill Lynch. Such a redemption may be made by submitting a written notice by mail directly to Merrill Lynch, Pierce, Fenner & Smith Incorporated, Attention: The Merrill Lynch Blueprint(SM) Program, P.O. Box 30441, New Brunswick, New Jersey 08989-0441. Investors whose shares are held through Blueprint also may effect notice of redemption by telephoning Merrill Lynch toll-free at (800) 637-3766. The Fund reserves the right to reject any order for repurchase through a securities dealer, but it may not reject properly submitted requests for redemption as described below. The Fund will promptly notify any shareholder of any rejection of a repurchase with respect to his or her shares. For shareholders repurchasing through their securities dealer, payment will be made by the Transfer Agent to the dealer.


     Regular Redemption. Shareholders may redeem shares by submitting a written notice by mail directly to the Transfer Agent, Financial Data Services, Inc., P.O. Box 45290, Jacksonville, Florida 32232-5290. Redemption requests which are sent by hand should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Redemption requests should not be sent to the Fund. The notice requires the signatures of all persons in whose name the shares are registered, signed exactly as their names appear on the Transfer Agent's register. The signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution" as such term is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended, and the existence and validity of it may be verified by the Transfer Agent through the use of industry publications. Notarized signatures are not sufficient.

     Automatic Redemption. Merrill Lynch has instituted an automatic redemption procedure applicable to shareholders of the Fund who maintain securities accounts with Merrill Lynch. This procedure, which is not applicable to margin accounts, may be utilized by Merrill Lynch to satisfy amounts due it by the shareholder as a result of account fees and expenses owed to Merrill Lynch or one of its affiliates or as a result of purchases of securities or other transactions in the shareholder's securities account. Under this procedure, unless the shareholder notifies Merrill Lynch to the contrary, the shareholder's Merrill Lynch securities account will be scanned each business day prior to the determination of net asset value of the Fund (generally 4:00 p.m., New York time); after application of any cash balances in the account, a sufficient number of Fund shares may be redeemed at net asset value, as determined that day, to satisfy any amounts for which the shareholder is obligated to make payment to Merrill Lynch. Redemptions will be effected on the business day preceding the date the shareholder is obligated to make such payment, and Merrill Lynch will receive the redemption proceeds on the day following the redemption date. Shareholders will receive all dividends declared and reinvested through the date of redemption.

     Unless otherwise requested, in those instances where shareholders request transactions that settle on a "same-day" basis (such as Federal Funds wire redemptions, branch office checks, transfers to other Merrill Lynch accounts and certain securities transactions) the Fund shares necessary to effect such transactions will be deemed to have been transferred to Merrill Lynch prior to the Fund's declaration of dividends on that day. In such instances, shareholders will receive all dividends declared and reinvested through the date immediately preceding the date of redemption.

     Due to the relatively high cost of maintaining accounts of less than $1,000, the Fund reserves the right to redeem shares in any account for their then current value (which will be promptly paid to the shareholder), if at any time the total investment does not have a value of at least $1,000. Shareholders will be notified that the value of their account is less than $1,000 and allowed two months to make an additional investment before the redemption is processed. In such an event, the $1,000 minimum on subsequent investment will not be applicable.

                   PURCHASE AND REDEMPTION OF SHARES THROUGH
                              MERRILL LYNCH PLANS

     Merrill Lynch offers nine types of self-directed plans for which it acts as an approved non-bank custodian ("Plans"). These Plans are the individual retirement account ("IRA"); an individual retirement rollover account ("IRRA(R)"); a Roth individual retirement account ("Roth IRA"); the Merrill Lynch Tax-Deferred Basic(SM) Retirement Plan designed for sole proprietors, partnerships and small corporations ("Basic Plan"); the 403(6)(7) account; a simplified employee pension plan ("SEP"); the SIMPLE retirement account ("SRA"), an education individual retirement account ("Education IRA"); and the Medical savings account ("MSA"). Information concerning the establishment and maintenance of Plans and investments by Plan accounts is contained in the Plan documents available from Merrill Lynch.

PURCHASE BY PLANS

     Special purchase procedures apply in the case of the Plans. The minimum initial purchase for participants in Plans is $100, and the minimum subsequent purchase is $1. In addition, participants in certain of the Plans may elect to have cash balances in their Plan account automatically invested in the Fund.

     Cash balances of participants who elect to have such funds automatically invested in the Fund will be invested as follows. Cash balances arising from the sale of securities held in the Plan account which do not settle on the day of the transaction (such as most common and preferred stock transactions) become available to the Fund and will be invested in shares of the Fund on the business day following the day that proceeds with respect thereto are received in the Plan account. Proceeds giving rise to cash balances from the sale of securities held in the Plan account settling on a same day basis and from principal repayments on debt securities held in the account become available to the Fund and will be invested in shares of the Fund on the next business day following receipt. Cash balances arising from dividends or interest payments on securities held in the Plan account or from a contribution to the Plan are invested in shares of the Fund on the business day following the date the payment is received in the Plan account. Cash balances of less than $1.00 will not be invested and no return will be earned.

     A participant in a Plan who has not elected to have cash balances automatically invested in shares of the Fund may enter a purchase order through his or her Merrill Lynch Financial Consultant.

REDEMPTIONS BY PLANS

     Distributions from certain Plans to a participant prior to the time the participant reaches age 59 1/2 may subject the participant to penalty taxes. There are, however, no adverse tax consequences resulting from redemptions of shares of the Fund where the redemption proceeds remain in the Plan account or are otherwise invested therein.

     The Fund has instituted an automatic redemption procedure for participants in the Plans who have elected to have cash balances in their accounts automatically invested in shares of the Fund. In the case of such participants, unless directed otherwise, Merrill Lynch will redeem a sufficient number of shares of the Fund to purchase other securities (such as common stocks) that the participant has selected for investment in his or her Plan account.

     Any shareholder may redeem shares of the Fund by submitting a written notice of redemption to Merrill Lynch. Participants in Plans should contact their Merrill Lynch Financial Consultant to effect such redemptions. Redemption requests should not be sent to the Fund. If inadvertently sent to the Fund, they will be forwarded to Merrill Lynch. The notice must bear the signature of the person in whose name the Plan is maintained, signed exactly as his or her name appears on his or her Plan adoption agreement.

CONFIRMATIONS

     All purchases and redemptions of Fund shares and dividend reinvestments will be confirmed to participants in Plans (rounded to the nearest share) in the statement which is sent monthly or quarterly to all participants in Plans.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value of the Fund is determined by the Manager once daily, immediately after the daily declaration of dividends, on each business day during which the NYSE or New York banks are open for business. Such determination is made as of the close of business on the NYSE (generally 4:00 p.m., New York time) or, on days when the NYSE is closed but New York banks are open, at 4:00 p.m., New York time. As a result of this procedure, the net asset value is determined each day except for days on which both the NYSE and New York banks are closed. Both the NYSE and New York banks are closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value is determined under the "penny-rounding" method by adding the value of all securities and other assets in the portfolio, deducting the portfolio's liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent.

     The Fund values its portfolio securities with remaining maturities of 60 days or less on an amortized cost basis and values its securities with remaining maturities of greater than 60 days for which market quotations are readily available at market value. Other securities held by the Fund are valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.


     In accordance with the Commission rule applicable to the valuation of its portfolio securities, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will purchase instruments having remaining maturities of not more than 397 days (13 months), with the exception of U.S. Government Securities and U.S. Government agency securities, which may have remaining maturities of up to 762 days (twenty-five months). The Fund will invest only in securities determined by the Trustees to be of high quality with minimal credit risks. In addition, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quotations and that calculated on a "penny-rounded" basis will be reported to the Trustees by the Manager. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Fund will take such corrective action as it regards as necessary and appropriate, including the reduction of the number of outstanding shares of the Fund by having each shareholder proportionately contribute shares to the Fund's capital; the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share solely by using available market quotations. If the number of outstanding shares is reduced in order to maintain a constant penny-rounded net asset value of $1.00 per share, the shareholders will contribute proportionately to the Fund's capital. Each shareholder will be deemed to have agreed to such contribution by his or her investment in the Fund.

     Since the net income of the Fund (including realized gains and losses on the portfolio securities) is determined and declared as a dividend immediately prior to each time the net asset value of the Fund is determined, the net asset value per share of the Fund normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in his or her account and any decrease in the value of a shareholder's investment may be reflected by a decrease in the number of shares in his or her account. See "Distributions and Taxes".

                               YIELD INFORMATION

     The Fund normally computes its annualized yield by determining the net income for a seven-day base period for a hypothetical pre-existing account having a balance of one share at the beginning of the base period, dividing the net income by the net asset value of the account at the beginning of the base period to obtain the base period return, multiplying the result by 365 and then dividing by seven. Under this calculation, the yield reflects realized and unrealized gains and losses on portfolio securities. In accordance with regulations adopted by the Commission, the Fund is required to disclose its annualized yield for certain seven-day base periods in a standardized manner that does not take into consideration any realized or unrealized gains or losses on portfolio securities. The Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return, which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result. This compounded yield calculation also excludes realized and unrealized gains or losses on portfolio securities.

     The yield on the Fund's shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the Fund of future yields or rates of return on its shares. The yield is affected by such factors as changes in interest rates on the Fund's portfolio securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. The yield on Fund shares for various reasons may not be comparable to the yield on bank deposits, shares of other money market funds or other investments.

                               SEVEN-DAY PERIOD ENDED
                                  AUGUST 31, 1998
                               ----------------------
Excluding gains and losses...           4.79%

     On occasion, the Fund may compare its yield to (1) the Donoghue's Domestic Prime Funds Average, an average compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, (2) the average yield reported by the Bank Rate Monitor National Index(TM) for money market deposit accounts offered by the 100 leading banks and thrift institutions in the ten largest standard metropolitan statistical areas, (3) yield data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine, or (4) the yield on an investment in 91-day Treasury bills on a rolling basis, assuming quarterly compounding. As with yield quotations, yield comparisons should not be considered indicative of the Fund's yield or relative performance for any future period.

                             PORTFOLIO TRANSACTIONS

     The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Trustees of the Fund, the Manager is primarily responsible for the Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the

Manager generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Fund's policy of investing in securities with short maturities will result in high portfolio turnover.

     The U.S. Government securities in which the Fund invests are traded primarily in the over-the-counter ("OTC") market. Where possible, the Fund will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own accounts. On occasion, securities may be purchased directly from the issuer. U.S. Government securities generally are traded on a net basis and normally do not involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Fund primarily will consist of dealer spreads and underwriting commissions. Under the Investment Company Act, persons affiliated with the Fund are prohibited from dealing with the Fund as principals in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission. Since OTC transactions are usually principal transactions, affiliated persons of the Fund, including Merrill Lynch Government Securities, Inc. ("GSI") and Merrill Lynch, may not serve as the Fund's dealer in connection with such transactions except pursuant to the exemptive order described below. However, an affiliated person of the Fund may serve as its broker in OTC transactions conducted on an agency basis. The Fund may not purchase securities from any underwriting syndicate of which Merrill Lynch is a member.

     The Commission has issued an exemptive order permitting the Fund to conduct principal transactions with GSI in U.S. Government securities and U.S. Government agency securities. This order contains a number of conditions, including conditions designed to ensure that the price to the Fund from GSI is equal to or better than that available from other sources. GSI has informed the Fund that it will in no way, at any time, attempt to influence or control the activities of the Fund or the Manager in placing such principal transactions. The exemptive order allows GSI or its subsidiary, Merrill Lynch Money Markets, Inc., to receive a dealer spread on any transaction with the Fund no greater than its customary dealer spread from transactions of the type involved. Generally, such spreads do not exceed 0.25% of the principal amount of the securities involved.

     The number and dollar volume of transactions engaged in by the Fund are set forth in the following table:

FISCAL YEAR ENDED AUGUST 31,  NUMBER   DOLLAR VOLUME
----------------------------  ------   -------------
1998.......................     11     $281,077,734
1997.......................      4     $ 76,001,250
1996.......................      0     $         --

     The Trustees of the Fund have considered the possibilities of recapturing for the benefit of the Fund expenses of possible portfolio transactions, such as dealer spreads and underwriting commissions, by conducting such portfolio transactions through affiliated entities, including GSI and Merrill Lynch. For example, dealer spreads received by GSI or its subsidiary on transactions conducted pursuant to the permissive order described above could be offset against the management fee payable by the Fund to the Manager. After considering all factors deemed relevant, the Board of Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time.

     The Fund does not expect to use one particular dealer, but, subject to obtaining the best price and execution, dealers who provide supplemental investment research (such as economic data and market forecasts) to the Manager may receive orders for transactions of the Fund. Information so received will be in addition to and not in lieu of the services required to be performed by the Manager under the Management Agreement and the expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information.

                              SHAREHOLDER SERVICES

     The Fund offers a number of shareholder services described below that are designed to facilitate investment in shares of the Fund. Certain of such services are not available to investors who place orders for the Fund's shares through Blueprint. Full details as to each of such services and copies of the various plans and instructions as to how to participate in the various services or plans, or how to change options with respect thereto, can be obtained from the Fund, by calling the telephone number on the cover page hereof, or from the Distributor or Merrill Lynch.

INVESTMENT ACCOUNT


     Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive from the Transfer Agent a monthly report showing the activity in his or her account for the month. A shareholder may make additions to his or her Investment Account at any time by purchasing shares at the applicable public offering price either through his or her securities dealer, by wire or by mail directly to the Transfer Agent, acting as agent for his or her dealer. A shareholder may ascertain the number of shares in his or her Investment Account by telephoning the Transfer Agent toll-free at (800) 221-7210. The Transfer Agent will furnish this information only after the shareholder has specified the name, address, account number and social security number of the registered owner or owners. Shareholders also may maintain their accounts through Merrill Lynch. Upon the transfer of shares out of a Merrill Lynch brokerage account, an Investment Account in the transferring shareholder's name may be opened at the Transfer Agent. Shareholders considering transferring a tax-deferred retirement account such as an IRA from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of the Fund, a shareholder must either redeem the shares so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account at Merrill Lynch for those shares.


     In the interest of economy and convenience and because of the operating procedures of the Fund, certificates representing the Fund's shares will not be issued physically. Shares are maintained by the Fund on its register maintained by the Transfer Agent and the holders thereof will have the same rights and ownership with respect to such shares as if certificates had been issued.

AUTOMATIC INVESTMENT PLAN

     The Fund offers an Automatic Investment Plan in connection with accounts maintained at the Transfer Agent whereby the Transfer Agent is authorized through preauthorized checks of $50 or more to charge the regular bank account of the shareholder on a regular basis to provide systematic additions to the Investment Account of such shareholder. See the Purchase Application in the Prospectus. A shareholder's Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder, the Fund, the Transfer Agent or the Distributor.

ACCRUED MONTHLY PAYOUT PLAN

     The dividends of the Fund are reinvested automatically in additional shares. Shareholders with accounts maintained at the Transfer Agent desiring cash payments may enroll in the Accrued Monthly Payout Plan, under which shares equal in number to shares credited through the automatic reinvestment of dividends and distributions during each month are redeemed at net asset value on the last Friday of such month in order to meet the monthly distribution. Investors may open an Accrued Monthly Payout Plan by completing the appropriate portion of the Purchase Application in the Prospectus. A shareholder's Accrued Monthly Payout Plan may be terminated at any time without charge or penalty by the shareholder, the Fund, the Transfer Agent or the Distributor.

SYSTEMATIC WITHDRAWAL PLANS

     A shareholder may elect to make systematic withdrawals from an Investment Account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available for shareholders who have acquired shares of the Fund having a value, based on cost or the current offering price of $5,000 or more, and monthly withdrawals for shareholders with shares with such a value of $10,000 or more. The quarterly periods end on the 24th day of March, June, September and December.

     At the time of each withdrawal payment, sufficient shares are redeemed from those on deposit in the shareholder's account to provide the withdrawal payment specified by the shareholder. The shareholder may specify either a dollar amount or a percentage of the value of his or her shares. Redemptions will be made at net asset value as determined at the close of business on the New York Stock Exchange on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. A shareholder's Systematic Withdrawal Plan may be terminated at any time, without charge or penalty, by the shareholder, the Fund, the Transfer Agent or the Distributor. A shareholder may not elect to make systematic withdrawals while he or she is enrolled in the Accrued Monthly Payout Plan.

     Withdrawal payments should not be considered as dividends, yield or income. Withdrawals are sales of shares and may result in taxable gain or loss. If periodic withdrawals continuously exceed reinvested dividends, the shareholder's original investment will be reduced correspondingly. Shareholders are cautioned not to designate withdrawal programs that result in an undue reduction of principal. There are no minimums on amounts that may be systematically withdrawn. Periodic investments may not be made into an Investment Account in which the shareholder has elected to make systematic withdrawals.

                            DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

     Dividends are declared and reinvested daily in the form of additional shares at net asset value. Shareholders will receive statements monthly as to such reinvestments. Shareholders liquidating their holdings will receive on redemption all dividends declared and reinvested through the date of redemption. Since the net income (including realized gains and losses on the portfolio assets) is declared as a dividend in shares each time the net income of the Fund is determined, the net asset value per share of the Fund normally remains constant at $1.00 per share.

     Net income (from the time of the immediately preceding determination thereof) consists of (i) interest accrued and/or discount earned (including both original issue and marker discount), (ii) plus or minus all realized gains and losses on portfolio securities, (iii) less amortization of premiums and the estimated expenses of the Fund applicable to that dividend period.

TAXES


     The Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. The Fund intends to distribute substantially all of such income.



     The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general on an October 31 year end, plus certain undistributed amounts from previous years. While the Fund intends to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.


     Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses (including gains or losses from certain transactions in options) ("capital gain dividends") are taxable to shareholders as long-term gains, regardless of the length of time the shareholder has owned Fund shares. Certain categories of capital gains are taxable at different rates. Any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Generally not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends, as well as any amount of capital gains dividends in the different categories of capital gain referred to above.

     Dividends and distributions are taxable to shareholders even though they are reinvested in additional shares of the Fund. Distributions by the Fund, whether from ordinary income or capital gains, will not be eligible for the dividends received deduction allowed to corporations under the Code. If the Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

     If the value of assets held by the Fund declines, the Trustees may authorize a reduction in the number of outstanding shares in shareholders' accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of eliminated shares would be added to the basis of shareholders' remaining Fund shares, and any shareholders disposing of shares at that time may recognize a capital loss. Distributions, including distributions reinvested in additional shares of the Fund, will nonetheless be fully taxable, even if the number of shares in shareholders' accounts has been reduced as described above.

     If a shareholder exercises an exchange privilege within 90 days of acquiring the shares, then the loss the shareholder can recognize on the exchange will be reduced (or the gain increased) to the extent any sales charge paid to the Fund reduces any sales charge the shareholder would have owed upon the purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

     A loss realized on a sale or exchange of shares of the Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning applicability of the United States withholding tax.

     Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

     Ordinary income and capital gain dividends may also be subject to state and local taxes.

     Certain states exempt from state income taxation dividends paid by RICs which are derived from interest on United States Government obligations. State law varies as to whether dividend income attributable to United States Government obligations is exempt from state income tax.

     Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of investment in the Fund.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES

     The Declaration of Trust of the Fund permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.10 per share, of a single class and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. Each share represents an equal proportionate interest in the Fund with each other share. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. Shares have no preemptive or conversion rights. The rights of redemption and exchange are described elsewhere herein and in the Prospectus. Shares are fully paid and non-assessable by the Fund.

     Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held and vote in the election of Trustees and on other matters submitted to the vote of shareholders. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all Trustees of the Fund. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Fund.

     The Manager provided the initial capital for the Fund by purchasing 100,000 shares of the Fund for $100,000. Such shares were acquired for investment and can be disposed of only by redemption. The organizational expenses of the Fund were paid by the Fund and were amortized over a period not exceeding five years. The proceeds received by the Manager on the redemption of any of the shares initially purchased by it will be reduced by the proportionate amount of unamortized organizational expenses which the number of shares redeemed bears to the number of shares it initially purchased.

INDEPENDENT AUDITORS

     Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540-6400, has been selected as the independent auditors of the Fund. The selection of independent auditors is subject to approval by the non-interested Directors of the Fund. The independent auditors are responsible for auditing the annual financial statements of the Fund.

CUSTODIAN

     The Bank of New York, 90 Washington Street, 12th Floor, New York, New York 10286 (the "Custodian"), acts as custodian of the Fund's assets. The Custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments.

TRANSFER AGENT

     Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, acts as the Fund's Transfer Agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See "How to Buy, Sell, Transfer and Exchange Shares -- Through the Transfer Agent" in the Prospectus.

LEGAL COUNSEL

     Brown & Wood LLP, One World Trade Center, New York, New York 10048-0557, is counsel for the Fund.

REPORTS TO SHAREHOLDERS

     The fiscal year of the Fund ends on August 31 of each year. The Fund sends to its shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends and capital gains distributions.

SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to the Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

ADDITIONAL INFORMATION

     The Prospectus and this Statement of Additional Information with respect to the shares of the Fund do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.


     To the knowledge of the Fund, no person or entity owned beneficially 5% or more of the Fund's shares as of December 1, 1998.


     The Declaration of Trust establishing the Fund, dated November 17, 1987, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name "Merrill Lynch U.S.A. Government Reserves" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally, and no Trustee, shareholder, officer, employee or agent of the Fund shall be held to any personal liability, nor shall resort be had to their property for the satisfaction of any obligation or claim of the Fund but the "Trust Property" (as defined in the Declaration) only shall be liable.

                              FINANCIAL STATEMENTS


     The Fund's audited financial statements are incorporated in this Statement of Additional Information by reference to its 1998 annual report to shareholders. You may request a copy of the annual report at no charge by calling (800) 456-4587 ext. 789 between 8:00 a.m. and 8:00 p.m. on any business day.

                           PART C.  OTHER INFORMATION

ITEM 23.  EXHIBITS.


EXHIBIT
NUMBER
-------
 1(a)   --   Declaration of Trust of Registrant, dated November 17,
             1987.(a)
  (b)   --   Amendment to Declaration of Trust of Registrant, dated
             December 30, 1988.(a)
 2      --   By-Laws of the Registrant.(a)
 3      --   None
 4(a)   --   Form of Management Agreement between the Registrant and
             Merrill Lynch Asset Management, L.P.(a)
  (b)   --   Supplement to Investment Advisory Agreement between the
             Registrant and Merrill Lynch Asset Management, L.P.(b)
 5(a)   --   Form of Distribution Agreement between the Registrant and
             Merrill Lynch Funds Distributor, Inc. (now known as
             Princeton Funds Distributor, Inc.)(the "Distributor").(a)
 6      --   None.
 7      --   Form of Custody Agreement between the Registrant and The
             Bank of New York.(a)
 8      --   Form of Transfer Agency, Dividend Disbursing Agency and
             Shareholder Servicing Agency Agreement between the
             Registrant and Merrill Lynch Financial Data Services, Inc.
             (now known as Financial Data Services, Inc.)(a)
 9      --   Opinion of Brown & Wood LLP, counsel to the Registrant.(a)
10      --   Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
11      --   None.
12      --   Certificate of Merrill Lynch Asset Management, L.P.(a)
13(a)   --   Amended and Restated Shareholder Servicing Plan and
             Agreement pursuant to Rule 12b-1 between Registrant and
             Merrill Lynch, Pierce, Fenner & Smith Incorporated.
14(a)   --   Financial Data Schedule.(c)
15      --   None.



---------------

(a)  Filed on October 25, 1995 as an exhibit to Post-Effective
     Amendment No. 14 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended
     (File No. 2-78702)(the "Registration Statement").
(b)  Filed on December 27, 1994 as an exhibit to Post-Effective
     Amendment No. 13 to the Registrant's Registration Statement.
(c)  Filed on October 30, 1998 as an Exhibit to Post-Effective
     Amendment No. 17 to the Registration Statement.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     The Registrant is not controlled by or under common control with any other person.

ITEM 25.  INDEMNIFICATION.

     Reference is made to Section 5.3 of the Registrant's Declaration of Trust and Section 9 of the Distribution Agreement.

     Section 5.3 of the Registrant's Declaration of Trust provides as follows:

          "The Trust shall indemnify each of its Trustees, officers, employees, and agents (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while in office or thereafter, by reason of his being or having been such a trustee, officer, employee or agent, except with respect to any matters as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties; provided, however, that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustee to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of good faith and reasonable belief as to the best interests of the Trust, had been adjudicated, it would have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled; provided that no person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he may be otherwise entitled except out of the property of the Trust, and no Shareholder shall be personally liable to any person with respect to any claim for indemnity or reimbursement or otherwise. The Trustees may make advance payments in connection with indemnification under this Section 5.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification."

     Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940, as amended (the "Investment Company Act") may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the "Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


     Merrill Lynch Asset Management, L.P. ("MLAM" or the "Manager"), acts as the investment adviser for the following open-end registered investment companies:
Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch

Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.


     Fund Asset Management, L.P. ("FAM"), an affiliate of the Manager, acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies:
Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Insured Fund, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc. and Worldwide DollarVest Fund, Inc.


     The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of the Manager, FAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. ("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Princeton Funds Distributor, Inc. ("PFD") and of Merrill Lynch Funds Distributor ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML & Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281-1201. The address of the

Fund's transfer agent, Financial Data Services, Inc. ("FDS"), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.


     Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since October 1, 1996 for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President, Mr. Richard is Treasurer and Mr. Glenn is Executive Vice President of substantially all of the investment companies described in the first two paragraphs of this Item 26, and Messrs. Giordano, Harvey, Kirstein and Monagle are officers of one or more of such companies.



                                     POSITION(S) WITH THE       OTHER SUBSTANTIAL BUSINESS,
              NAME                         MANAGER           PROFESSION, VOCATION OR EMPLOYMENT
              ----                 ------------------------  ----------------------------------
ML & Co..........................  Limited Partner           Financial Services Holding
                                                             Company; Limited Partner of FAM
Princeton Services...............  General Partner           General Partner of FAM
Arthur Zeikel....................  Chairman                  Chairman of FAM; President of the
                                                             Manager and FAM, from 1977 to
                                                             1997; Chairman and Director of
                                                             Princeton Services; President of
                                                             Princeton Services from 1993 to
                                                             1997; Executive Vice President of
                                                             ML & Co.
Jeffrey M. Peek..................  President                 President of FAM; President and
                                                             Director of Princeton Services;
                                                             Executive Vice President of ML &
                                                             Co.; Managing Director and Co-Head
                                                             of the Investment Banking Division
                                                             of Merrill Lynch in 1997; Senior
                                                             Vice President and Director of the
                                                             Global Securities in Economics
                                                             Division of Merrill Lynch from
                                                             1995 to 1997
Terry K. Glenn...................  Executive Vice President  Executive Vice President of FAM;
                                                             Executive Vice President and
                                                             Director of Princeton Services;
                                                             President and Director of PFD;
                                                             Director of FDS; President of
                                                             Princeton Administrators
Mark A. Desario..................  Senior Vice President     Senior Vice President of FAM;
                                                             Senior Vice President of Princeton
                                                             Services
Linda L. Federici................  Senior Vice President     Senior Vice President of FAM;
                                                             Senior Vice President of Princeton
                                                             Services
Vincent R. Giordano..............  Senior Vice President     Senior Vice President of FAM;
                                                             Senior Vice President of Princeton
                                                             Services
Elizabeth A. Griffin.............  Senior Vice President     Senior Vice President of FAM;
                                                             Senior Vice President of Princeton
                                                             Services
Norman R. Harvey.................  Senior Vice President     Senior Vice President of FAM;
                                                             Senior Vice President of Princeton
                                                             Services

                                     POSITION(S) WITH THE       OTHER SUBSTANTIAL BUSINESS,
              NAME                         MANAGER           PROFESSION, VOCATION OR EMPLOYMENT
              ----                 ------------------------  ----------------------------------
Michael J. Hennewinkel...........  Senior Vice President     Senior Vice President and General
                                   and General Counsel       Counsel of FAM; Senior Vice
                                                             President of Princeton Services
Philip L. Kirstein...............  Senior Vice President     Senior Vice President and
                                   and Secretary             Secretary of FAM; Senior Vice
                                                             President, Director and Secretary
                                                             of Princeton Services
Ronald M. Kloss..................  Senior Vice President     Senior Vice President of FAM;
                                                             Senior Vice President of Princeton
                                                             Services
Debra W. Landsman-Yaros..........  Senior Vice President     Senior Vice President of FAM;
                                                             Senior Vice President of Princeton
                                                             Services; Vice President of PFD
Stephen M. M. Miller.............  Senior Vice President     Executive Vice President of
                                                             Princeton Administrators; Senior
                                                             Vice President of Princeton
                                                             Services
Joseph T. Monagle, Jr. ..........  Senior Vice President     Senior Vice President of FAM;
                                                             Senior Vice President of Princeton
                                                             Services
Brian A. Murdock.................  Senior Vice President     Senior Vice President of FAM;
                                                             Senior Vice President of Princeton
                                                             Services
Michael L. Quinn.................  Senior Vice President     Senior Vice President of FAM;
                                                             Senior Vice President of Princeton
                                                             Services; Managing Director and
                                                             First Vice President of Merrill
                                                             Lynch from 1989 to 1995
Gerald M. Richard................  Senior Vice President     Senior Vice President and
                                   and Treasurer             Treasurer of FAM; Senior Vice
                                                             President and Treasurer of
                                                             Princeton Services; Vice President
                                                             and Treasurer of PFD
Gregory D. Upah..................  Senior Vice President     Senior Vice President of FAM;
                                                             Senior Vice President of Princeton
                                                             Services
Ronald L. Welburn................  Senior Vice President     Senior Vice President of FAM;
                                                             Senior Vice President of Princeton
                                                             Services


ITEM 27.  PRINCIPAL UNDERWRITERS.


     (a) MLFD, a division of PFD, acts as the principal underwriter for the Registrant and for each of the open-end registered investment companies referred to in the first two paragraphs of Item 26 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc.; MLFD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. A separate division of PFD acts as the principal underwriter of a number of other investment companies.

     (b) Set forth below is information concerning each director and officer of PFD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen, Crook, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.


                                            POSITION(S) AND OFFICE(S)    POSITION(S) AND OFFICE(S)
                  NAME                               WITH PFD                 WITH REGISTRANT
                  ----                     ----------------------------  -------------------------
Terry K. Glenn...........................  President and Director        Executive Vice President
Michael G. Clark.........................  Director                      None
Thomas J. Verage.........................  Director                      None
Robert W. Crook..........................  Senior Vice President         None
Michael J. Brady.........................  Vice President                None
William M. Breen.........................  Vice President                None
James T. Fatseas.........................  Vice President                None
Debra W. Landsman-Yaros..................  Vice President                None
Michelle T. Lau..........................  Vice President                None
Gerald M. Richard........................  Vice President and Treasurer  Treasurer
Salvatore Venezia........................  Vice President                None
William Wasel............................  Vice President                None
Robert Harris............................  Secretary                     None


     (c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its transfer agent, Financial Data Services, Inc. (4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484).

ITEM 29.  MANAGEMENT SERVICES.

     Other than as set forth under the caption "Management of the Fund -- Merrill Lynch Asset Management" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Fund -- Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 30.  UNDERTAKINGS.

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and the State of New Jersey, on the 29th day of December, 1998.


                                       MERRILL LYNCH U.S.A. GOVERNMENT RESERVES
                                                      (Registrant)


                                       By: /s/ THOMAS D. JONES, III
                                          ------------------------------------
                                           (Thomas D. Jones, III, Secretary)


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


                  SIGNATURE                                TITLE                     DATE
                  ---------                                -----                     ----

               ARTHUR ZEIKEL*                  President and Director
---------------------------------------------  (Principal Executive Officer)
               (Arthur Zeikel)

             GERALD M. RICHARD*                Treasurer (Principal Financial
---------------------------------------------  and Accounting Officer)
             (Gerald M. Richard)

                DONALD CECIL*                  Director
---------------------------------------------
               (Donald Cecil)

               M. COLYER CRUM*                 Director
---------------------------------------------
              (M. Colyer Crum)

              EDWARD H. MEYER*                 Director
---------------------------------------------
              (Edward H. Meyer)

             JACK B. SUNDERLAND*               Director
---------------------------------------------
            (Jack B. Sunderland)

             J. THOMAS TOUCHTON*               Director
---------------------------------------------
            (J. Thomas Touchton)

               FRED G. WEISS*                  Director
---------------------------------------------
               (Fred G. Weiss)

*By:          /s/ TERRY K. GLENN                                               December 29, 1998
    -----------------------------------------
     (Terry K. Glenn, Attorney-in-Fact)

                                 EXHIBIT INDEX


EXHIBIT
NUMBER                             DESCRIPTION
-------                            -----------
  10       Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
  13       Amended and Restated Shareholder Servicing Plan and
           Agreement.